UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2016

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 128.8%
		Automotive: 5.8%
1,980,000		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	$1,980,620	0.4
1,975,000		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	1,976,234	0.4
1,336,500		Dynacast International LLC,First Lien Term Loan, 4.500%, 01/28/22	1,338,171	0.3
1,387,652		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	1,317,691	0.3
5,376,451		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	4,997,411	1.0
393,717		Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	308,084	0.1
5,589,244		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	5,407,593	1.1
1,450,000		KAR Auction Services, Inc., Term Loan B-3, 4.250%, 03/09/23	1,461,165	0.3
1,493,645		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	1,499,246	0.3
EUR 1,240,625		Metaldyne Performance Group, Euro Term Loan B, 3.750%, 10/20/21	1,386,248	0.3
1,790,870		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,792,470	0.4
1,253,700		NN, Inc., Upsized Term Loan B, 5.750%, 10/30/22	1,253,700	0.2
30,326		Service King, New Delayed Draw Term Loan, 4.500%, 08/18/21	30,241	0.0
1,555,776		Service King, Upsized Term Loan B, 4.500%, 08/18/21	1,551,401	0.3
2,114,375		TI Group Automotive Systems, L.L.C.,Term Loan B, 4.500%, 06/30/22	2,124,947	0.4
			28,425,222	5.8

		Beverage & Tobacco: 0.5%
EUR 2,124,813		Jacobs Douwe Egberts, Term Loan B-1 EUR, 4.250%, 07/02/22	2,386,584	0.5

		Building & Development: 1.7%
1,786,272		Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 4.500%, 05/28/21	1,789,622	0.4
EUR 1,000,000	(1)	Konecranes Terex PLC, Term Loan B Euro, 4.500%, 12/31/22	1,100,954	0.2
1,000,000	(1)	Konecranes Terex PLC, Term Loan B USD, 4.500%, 12/15/22	987,500	0.2
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Building & Development: (continued)
567,188		Leighton Services, Term Loan B, 5.500%, 05/21/22	$572,150	0.1
450,721		Minimax Viking GmbH, Facility B1 Loan, 4.000%, 08/16/20	452,411	0.1
2,264,031		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,253,949	0.5
595,880		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	595,508	0.1
725,000		Quikrete Holdings, Term Loan B, 4.000%, 09/26/20	725,982	0.1
			8,478,076	1.7

		Business Equipment & Services: 9.6%
3,920,338		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	3,900,736	0.8
2,707,519		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/23/21	2,696,943	0.6
2,089,500		AlixPartners LLP,Term Loan B, 4.500%, 07/28/22	2,099,076	0.4
2,230,158		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	2,227,370	0.5
920,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	911,950	0.2
1,042,125		Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	1,021,283	0.2
1,939,194		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	1,911,318	0.4
758,770		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	737,903	0.1
1,398,224		First American Payment Systems, Second Lien, 10.750%, 04/12/19	1,349,286	0.3
2,000,000		First Data Corporation, 2021 Dollar Term Loan, 4.673%, 03/24/21	2,009,376	0.4
1,675,000	(1)	First Data Corporation, Term Loan July 2022 Add-On, 4.423%, 07/08/22	1,680,534	0.3
3,079,081		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,555,637	0.5
2,500,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	1,825,000	0.4
1,975,075		Knowledge Universe Education, LLC, First Lien Term Loan, 6.000%, 08/13/22	1,975,075	0.4
1,940,438		Learning Care Group, Term Loan, 5.000%, 05/01/21	1,940,438	0.4
2,707,190		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,702,677	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Business Equipment & Services: (continued)
2,000,000	Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	$1,982,500	0.4
2,462,500	Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	1,859,188	0.4
1,275,000	Solera Management, USD Term Loan B, 5.750%, 03/01/23	1,285,701	0.3
4,824,281	SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	3,438,304	0.7
1,155,000	SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	638,138	0.1
3,458,450	SurveyMonkey.com, LLC, Term Loan B, 6.250%, 02/07/19	3,406,573	0.7
344,084	Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	344,514	0.1
1,478,166	Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	1,480,014	0.3
92,445	Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	91,867	0.0
527,868	Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	524,568	0.1
		46,595,969	9.6

	Cable & Satellite Television: 3.8%
1,350,000	Charter Communications Operating, LLC, Term Loan I, 3.500%, 01/24/23	1,358,438	0.3
2,756,750	Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,733,778	0.6
250,000	Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	240,417	0.0
1,945,049	New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,847,797	0.4
EUR 500,000	Numericable (YPSO France SAS), Term Loan B7 EUR, 4.500%, 04/12/23	559,246	0.1
890,000	Numericable (YPSO France SAS), Term Loan B7 USD, 5.000%, 01/08/24	894,172	0.2
1,990,000	Numericable (YPSO France SAS), USD Add On, 4.563%, 07/27/22	1,992,022	0.4
Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
4,070,193		RCN Cable, Term Loan B, 4.250%, 02/25/20	$4,081,642	0.8
725,000	(1)	Telenet Group Holding NV, Term Loan AD, 4.250%, 05/03/24	729,078	0.2
4,121,953		Wideopenwest Finance, LLC,Term Loan B, 4.500%, 04/01/19	4,124,100	0.8
			18,560,690	3.8

		Chemicals & Plastics: 5.9%
2,033,109		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,030,567	0.4
1,054,882		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,053,564	0.2
333,302		Aruba Investments, Inc (a.k.a Angus Chemical),US Term Loan, 4.500%, 02/02/22	333,719	0.1
997,500		Azelis, Term Loan B USD, 6.500%, 11/30/22	1,006,228	0.2
2,032,741		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,027,659	0.4
1,000,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	962,500	0.2
2,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	1,865,000	0.4
2,252,811		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/07/21	2,211,510	0.5
372,416		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/07/21	364,968	0.1
2,078,989		Ineos US Finance LLC, Incremental USD Term Loan, 4.250%, 03/31/22	2,081,264	0.4
EUR 1,050,000		Inovyn Finance plc, Term Loan B, 6.250%, 05/18/21	1,177,775	0.3
2,000,000	(1)	Kraton Polymers LLC, Term Loan Facility, 6.000%, 01/06/22	1,981,250	0.4
1,804,015		MacDermid, Inc., First Lien Term Loan, 5.500%, 06/07/20	1,802,700	0.4
627,162		MacDermid, Inc. (a.k.a Platform Specialty Products Corp), Tranche B-2 Term Loan, 5.500%, 06/07/20	626,926	0.1
EUR 450,000	(1)	Novacap, EUR Term Loan B, 5.673%, 04/28/23	505,491	0.1
1,000,554		Orion Engineered Carbons, Term Loan B (USD), 5.000%, 07/25/21	1,004,306	0.2
3,085,875		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	3,051,159	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Chemicals & Plastics: (continued)
425,000	PQ Corporation, Dollar Term Loan, 5.750%, 11/05/22	$429,427	0.1
992,500	Royal Adhesives & Sealants, First Lien Term Loan, 4.500%, 06/19/22	993,617	0.2
200,000	Royal Adhesives & Sealants, Second Lien Term Loan, 8.500%, 06/19/23	191,875	0.0
1,083,500	Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	1,077,405	0.2
1,967,538	Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	1,974,916	0.4
		28,753,826	5.9

	Clothing/Textiles: 0.8%
3,547,164	Varsity Brands (fka Herff Jones, Inc.), First Lien Term Loan, 5.000%, 12/10/21	3,557,805	0.7
398,442	Vince, LLC, Term Loan, 5.750%, 11/27/19	372,544	0.1
		3,930,349	0.8

	Conglomerates: 1.0%
1,280,500	Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,251,689	0.3
600,000	Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	459,000	0.1
1,908,332	ServiceMaster Company, Term Loan, 4.250%, 07/01/21	1,920,248	0.4
1,038,402	Waterpik, First Lien, 5.750%, 07/08/20	1,036,239	0.2
		4,667,176	1.0

	Containers & Glass Products: 3.4%
2,581,703	Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	2,587,621	0.5
550,000	Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	543,125	0.1
52,444	Constantia Flexibles, Term Loan B1 USD, 4.750%, 04/30/22	52,575	0.0
269,306	Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	269,979	0.1
1,085,983	Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/09/21	1,093,178	0.2
1,234,745	Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	1,231,350	0.3
594,247	Milacron LLC, Term Loan, 4.250%, 09/28/20	594,989	0.1

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Containers & Glass Products: (continued)
1,862,631	Otter Products, Term Loan B, 5.750%, 06/03/20	$1,573,923	0.3
746,250	Peacock Engineering Company, LLC, First Lien Term Loan Facility, 5.250%, 07/29/22	742,208	0.1
1,319,503	Prolampac Intermediate Inc, First Lien Term Facility, 5.750%, 08/18/22	1,312,080	0.3
1,782,000	SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,787,152	0.4
2,479,444	TricorBraun, Term Loan, 4.000%, 05/03/18	2,483,577	0.5
EUR 2,000,000	Verallia, EUR Term Loan, 5.000%, 10/31/22	2,246,336	0.5
		16,518,093	3.4

	Diversified Insurance: 6.1%
2,855,270	Acrisure, LLC, First Lien Term Loan, 6.500%, 05/19/22	2,838,282	0.6
2,776,513	Alliant Holdings, I, LLC,Term Loan B, 4.500%, 08/12/22	2,761,936	0.6
925,000	AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	929,625	0.2
4,259,949	AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	4,278,965	0.9
2,548,472	Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	2,549,535	0.5
969,575	Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	967,151	0.2
1,697,000	AssuredPartners, Inc., First Lien Term Loan, 5.750%, 10/21/22	1,701,243	0.3
2,781,984	Hub International Limited, Term Loan B, 4.250%, 10/02/20	2,761,119	0.6
4,486,367	National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	4,464,635	0.9
1,825,000	Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	1,765,687	0.4
2,300,000	Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	2,225,250	0.4
2,293,119	USI, Inc., Term Loan, 4.250%, 12/27/19	2,284,233	0.5
		29,527,661	6.1

	Drugs: 0.4%
2,144,625	Endo Pharmaceuticals Holdings Inc.,Term Loan B, 3.750%, 09/26/22	2,118,967	0.4

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Ecological Services & Equipment: 1.4%
4,356,972		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	$3,915,828	0.8
1,951,661		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	1,949,525	0.4
891,000		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	896,569	0.2
			6,761,922	1.4

		Electronics/Electrical: 17.2%
1,980,000		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	1,978,762	0.4
2,834,773		Active Network, Inc., First Lien Term Loan, 5.500%, 11/13/20	2,767,447	0.6
1,033,810		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	1,028,641	0.2
1,801,519	(2)	Aspect Software, Inc., Term Loan, 12.327%, 05/07/16	1,792,511	0.4
5,000,000		Avago Technologies, Term Loan B, 4.250%, 02/01/23	5,018,055	1.0
3,946,911		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	3,726,543	0.8
1,965,125		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/20/22	1,961,440	0.4
3,380,773	(1)	BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,025,792	0.6
2,824,250		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	2,668,916	0.6
2,050,449		Dell International LLC,Term B Loans, 4.000%, 04/29/20	2,051,090	0.4
1,692,051		ECI, Term Loan B, 5.750%, 05/28/21	1,694,166	0.4
2,679,750		Epicor Software Corporation, Term Loan B, 4.750%, 06/01/22	2,631,180	0.5
2,170,756		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,165,329	0.4
1,095,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/05/21	1,062,150	0.2
2,244,792		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	2,254,613	0.5
2,624,801		Hyland Software, Inc., First Lien Term Loan, 4.750%, 07/01/22	2,630,954	0.5
1,000,000		Hyland Software, Inc., Second Lien Term Loan, 8.250%, 06/30/23	971,667	0.2
3,681,500		Informatica Corporation,Term Loan B, 4.250%, 08/05/22	3,650,207	0.8

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Electronics/Electrical: (continued)
2,936,135	Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	$2,941,411	0.6
847,875	Linxens,Term Loan B-1 USD, 5.000%, 10/16/22	845,755	0.2
2,262,219	M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	2,273,530	0.5
775,000	Micron Technology, Inc., Term Loan B, 6.673%, 04/20/22	783,558	0.2
1,983,529	Microsemi Corporation, Term Loan B, 5.250%, 01/15/23	2,006,050	0.4
1,042,347	NXP Semiconductors, Tranche B Loan, 3.750%, 12/07/20	1,047,478	0.2
1,557,494	Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	1,535,593	0.3
575,000	Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	527,084	0.1
2,300,000	ON Semiconductor Corporation, Term Loan B, 5.250%, 03/31/23	2,321,563	0.5
3,529,713	RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	3,379,701	0.7
3,096,879	Riverbed Technology, Inc., First Lien Term Loan, 5.750%, 04/24/22	3,112,605	0.6
2,603,625	Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	2,115,445	0.4
2,500,000	SolarWinds Holdings, Inc., Term Loan, 6.500%, 01/31/23	2,508,595	0.5
969,751	SS&C Technologies Inc.,Term Loan B-1, 4.000%, 07/06/22	974,686	0.2
133,312	SS&C Technologies Inc.,Term Loan B-2, 4.000%, 07/06/22	133,990	0.0
2,750,978	TTM Technologies, Term Loan B, 6.000%, 05/31/21	2,716,591	0.6
6,500,000	Western Digital, USD Term Loan B, 6.250%, 04/29/23	6,498,986	1.3
4,775,884	Zebra Technologies, Term Loan B, 4.750%, 10/27/21	4,802,452	1.0
		83,604,536	17.2

	Equity REITs and REOCs: 0.4%
1,750,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,759,480	0.4

	Financial Intermediaries: 2.5%
2,942,475	Duff & Phelps, Add-on Term Loan, 4.750%, 04/23/20	2,944,314	0.6

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Financial Intermediaries: (continued)
2,992,500	First Eagle Investment Management, Inc., Term Loan B, 4.750%, 12/01/22	$2,988,759	0.6
2,743,125	LPL Holdings, Inc., Term Loan B New, 4.750%, 11/20/22	2,751,697	0.6
1,067,000	MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,015,318	0.2
1,475,000	NorthStar Asset Management, Term Loan B, 4.625%, 01/31/23	1,471,312	0.3
1,202,896	Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	1,204,902	0.2
		12,376,302	2.5

	Food Products: 5.9%
4,280,831	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	4,292,680	0.9
2,500,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	2,509,375	0.5
1,228,687	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,228,687	0.2
3,472,493	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	3,337,934	0.7
2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	1,760,000	0.4
4,327,769	CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	4,316,949	0.9
1,075,250	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	1,048,817	0.2
1,700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	1,280,666	0.3
2,089,500	Hostess, First Lien Term Loan, 4.500%, 08/03/22	2,098,642	0.4
2,992,500	JBS USA, Inc. (FKA Swift),Term Loan B, 4.000%, 10/30/22	2,991,228	0.6
1,869,667	Keurig Green Mountain, Inc., USD Term Loan B, 5.250%, 03/03/23	1,878,626	0.4
1,998,951	NPC International, Term Loan, 4.750%, 12/28/18	2,001,450	0.4
		28,745,054	5.9

	Food Service: 1.8%
3,763,151	CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,681,302	0.7

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Food Service: (continued)
1,280,000		Manitowoc Foodservice, Inc., Term Loan B, 5.750%, 03/03/23	$1,292,534	0.3
1,178,893		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,127,317	0.2
2,861,067		Restaurant Brands International (F.K.A. Burger King Corporation),Term Loan B, 3.750%, 12/12/21	2,871,201	0.6
			8,972,354	1.8

		Food/Drug Retailers: 2.3%
2,967,519		Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	2,977,822	0.6
680,000		NBTY, Inc., USD Term Loan B, 5.000%, 05/09/23	684,505	0.1
2,460,025		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,450,800	0.5
775,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	740,125	0.2
3,309,813	(1)	Supervalu, Term Loan, 5.500%, 03/21/19	3,313,692	0.7
831,247		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	831,767	0.2
			10,998,711	2.3

		Forest Products: 0.2%
950,000		Blount International, Inc., Term Loan B USD, 7.250%, 03/31/23	963,062	0.2

		Health Care: 12.4%
1,346,625		Acadia, New Term Loan B, 4.500%, 02/16/23	1,355,322	0.3
1,114,172		Aegis Sciences, First Lien Term Loan, 5.500%, 02/24/21	1,020,860	0.2
3,952,688		Air Medical Group Holdings, Inc., Term Loan B, 4.250%, 04/28/22	3,921,066	0.8
575,000		ATI Physical Therapy, First Lien Term Loan, 5.500%, 05/09/23	578,055	0.1
2,040,768		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,908,118	0.4
2,828,860		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	2,841,898	0.6
2,389,630		CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,394,858	0.5
1,950,890		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	1,925,041	0.4
1,116,563		Concentra Inc, Term Loan B, 4.000%, 06/01/22	1,120,750	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,363,063		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	$1,362,495	0.3
1,900,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,852,500	0.4
1,822,250		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	1,330,242	0.3
1,586,928		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/08/20	1,555,687	0.3
2,415,102		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,274,221	0.5
2,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	2,002,500	0.4
1,207,240		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	1,210,761	0.3
1,791,455		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,700,390	0.4
1,655,660		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	1,662,904	0.3
431,612		NAPA, First Lien Term Loan, 6.000%, 04/10/23	434,580	0.1
1,651,777		NVA Holdings, Inc., First Lien Term Loan, 4.750%, 08/15/21	1,651,088	0.3
1,570,571		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,552,247	0.3
1,985,000		Pharmaceutical Product Development, Inc.,Term B, 4.250%, 08/18/22	1,990,707	0.4
1,228,125		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	1,227,357	0.3
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	237,500	0.0
715,000		Precyse, First Lien Term loan, 6.500%, 10/19/22	716,788	0.1
1,300,000		Quorum Health, Term B, 6.750%, 04/29/22	1,301,219	0.3
1,495,000	(1)	Schumacher Group, First Lien Term Loan, 5.000%, 07/31/22	1,502,475	0.3
1,170,000		Select Medical Corporation, Series F Tranche B, 6.000%, 03/03/21	1,179,477	0.2
3,069,058		Sivantos (Siemens Audiology),Term Loan B USD, 4.250%, 01/17/22	3,067,140	0.6
3,258,625		Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,258,625	0.7

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Health Care: (continued)
3,823,688	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	$3,836,833	0.8
2,992,500	U.S. Renal Care, Inc., First Lien Term Loan, 5.250%, 12/30/22	2,972,549	0.6
1,434,264	Valeant Pharmaceuticals International, Inc., F1 Term Loan, 5.000%, 04/01/22	1,418,129	0.3
1,250,000	Vizient, Inc., Term loan B, 6.250%, 02/15/23	1,262,760	0.3
EUR 523,688	VWR International Inc., Euro Term Loan B, 4.000%, 01/25/22	586,687	0.1
		60,213,829	12.4

	Home Furnishings: 1.8%
1,000,000	ADT fka Protection One, Inc., ADT First Lien Term Loan B-1, 5.500%, 04/21/22	1,012,031	0.2
3,510,651	AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	3,522,443	0.7
1,233,062	Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	1,229,979	0.3
1,287,369	Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,259,208	0.3
1,683,000	Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	1,592,539	0.3
		8,616,200	1.8

	Industrial Equipment: 4.1%
2,172,973	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	1,982,838	0.4
4,802,008	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,725,978	1.0
1,889,899	Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,840,289	0.4
1,655,297	Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/30/20	1,658,194	0.3
5,825,115	Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,401,583	1.1
750,366	Kenan Advantage Group, Inc.,Term Loan B, 4.000%, 07/31/22	749,428	0.2
244,256	Kenan Advantage Group, Inc.,Term Loan Canada Borrower, 4.000%, 07/31/22	243,951	0.0
580,000	MKS Instruments, Term Loan B, 4.750%, 04/19/23	586,163	0.1

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Industrial Equipment: (continued)
1,000,000	Sensus Metering Systems Inc., New Term Loan, 6.500%, 04/05/23	$1,002,500	0.2
522,969	VAT Holding,Term Loan B, 4.250%, 02/11/21	518,175	0.1
899,300	WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	899,300	0.2
325,000	WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	312,000	0.1
		19,920,399	4.1

	Leisure Goods/Activities/Movies: 4.3%
3,930,000	24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	3,788,716	0.8
400,000	Cirque Du Soleil, Second Lien Term Loan, 9.250%, 07/10/23	367,092	0.1
2,577,254	Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	2,550,515	0.5
2,000,000	Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,923,334	0.4
1,738,454	Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	1,738,998	0.4
5,522,939	Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	5,493,021	1.1
2,162,857	NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,043,900	0.4
2,875,523	NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.500%, 01/22/20	2,807,229	0.6
		20,712,805	4.3

	Lodging & Casinos: 5.2%
4,892,988	Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	4,747,558	1.0
699,085	American Casino and Entertainment Properties LLC,Term Loan, 4.750%, 07/07/22	704,328	0.1
1,921,260	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/20/21	1,934,169	0.4
1,986,341	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	1,992,549	0.4
545,875	Eldorado Resorts, Inc.,Term Loan B, 4.250%, 07/23/22	547,694	0.1
2,458,040	Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,313,630	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
932,138		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	$935,633	0.2
2,174,988		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,183,144	0.5
548,625		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	518,451	0.1
1,481,250		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	1,471,066	0.3
2,876,462		Scientific Games International, Inc.,Term Loan B, 6.000%, 10/18/20	2,854,889	0.6
2,841,647		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	2,850,527	0.6
2,127,833		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	2,144,123	0.4
			25,197,761	5.2

		Mortgage REITs: 0.8%
2,779,000		DTZ, First Lien Term Loan B, 4.250%, 11/04/21	2,776,685	0.6
1,000,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	960,000	0.2
			3,736,685	0.8

		Nonferrous Metals/Minerals: 0.3%
2,059,097		Fairmount Minerals, Ltd., Tranche B-2 Term Loan, 4.500%, 09/05/19	1,547,755	0.3

		Oil & Gas: 2.5%
2,187,716		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	1,936,129	0.4
1,128,353		Chelsea Petroleum Products I, LLC,Term Loan, 5.250%, 10/28/22	1,125,532	0.2
594,508		CITGO, Term Loan B, 4.500%, 07/29/21	590,792	0.1
2,055,113		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	606,259	0.1
6,610,500		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/18/20	3,900,195	0.8
1,000,000		MEG Energy Corp., Term Loan, 3.750%, 03/31/20	882,813	0.2
1,969,925		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	1,674,436	0.4
1,000,000	(1)	Southcross Energy Partners, L.P., Term Loan, 5.250%, 08/01/21	819,375	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Oil & Gas: (continued)
98,545		Southcross Holdings L.P., Exit Term Loan, 0.673%, 04/14/23	$81,792	0.0
477,500		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	473,620	0.1
			12,090,943	2.5

		Publishing: 2.7%
1,980,968		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	1,981,276	0.4
131,328		HIBU PLC (fka Yell Group PLC), Facility A2, 5.673%, 03/03/19	383,695	0.1
1,675,000		McGraw Hill Global Education, Term Loan B, 5.000%, 05/02/22	1,685,469	0.4
2,211,635		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 05/29/22	2,045,763	0.4
1,239,169		Nelson Canada, 10% Reinstated First Lien Term Loan, 0.673%, 10/01/20	557,626	0.1
2,604,304		Penton Media, Inc, First Lien, 4.750%, 09/30/19	2,609,187	0.5
1,087,509		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,075,275	0.2
2,977,500		Tribune Company,Term Loan B, 3.750%, 12/31/20	2,987,400	0.6
			13,325,691	2.7

		Radio & Television: 2.0%
3,294,433		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,345,225	0.5
3,921,330		Clear Channel Communications, Inc., Term Loan E, 8.173%, 07/30/19	3,019,424	0.6
1,371,519	(1)	Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/01/20	1,374,948	0.3
1,698,747		Media General, Inc, DD Term Loan-B, 4.000%, 07/31/20	1,701,083	0.3
1,480,263		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,437,705	0.3
			9,878,385	2.0

		Retailers (Except Food & Drug): 10.0%
1,344,063		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,326,422	0.3
3,000,658		Academy Ltd.,Term Loan, 5.000%, 07/01/22	2,915,013	0.6
EUR 2,000,000		Action Holding B.V., Term Loan B, 5.423%, 02/15/22	2,255,898	0.5

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
3,979,251		Ascena Retail Group, Inc.,Term Loan B, 5.250%, 08/21/22	$3,852,412	0.8
2,987,431		Bass Pro Group, LLC, Term Loan B, 4.000%, 06/05/20	2,950,088	0.6
1,995,000		Belk, First Lien Term Loan, 5.750%, 12/12/22	1,630,912	0.3
3,241,679		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	3,229,522	0.7
2,338,806		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,271,565	0.5
1,650,000		FullBeauty Brands (F.K.A. OneStopPlus), First Lien Term Loan, 5.750%, 10/14/22	1,585,548	0.3
2,754,222		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,773,157	0.6
737,327		Hudson's Bay Company,Term Loan B, 4.750%, 09/30/22	740,438	0.1
3,430,000		J. Crew, Term Loan B, 4.000%, 03/05/21	2,566,374	0.5
1,727,594	(1)	Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	1,466,296	0.3
1,833,149		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	1,829,331	0.4
2,951,632	(1)	Men's Wearhouse, Term Loan, 4.500%, 06/18/21	2,821,267	0.6
3,819,005		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	3,509,906	0.7
2,259,487		Party City Holdings Inc,Term Loan-B, 4.250%, 08/19/22	2,259,205	0.5
1,645,875		Petco Animal Supplies, Inc., Term Loan B1, 5.750%, 01/31/23	1,659,835	0.3
4,437,582		PetSmart, Inc., Term Loan-B, 4.250%, 03/11/22	4,443,129	0.9
989,848		rue21 inc., Term Loan B, 5.625%, 10/10/20	618,655	0.1
1,998,379		Savers, Term Loan B, 5.000%, 07/09/19	1,720,271	0.4
			48,425,244	10.0

		Surface Transport: 1.7%
1,678,025		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	1,625,587	0.3
800,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	704,000	0.2
1,567,125		Navistar Inc.,Term Loan B, 6.500%, 08/07/20	1,489,748	0.3
867,427		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	837,067	0.2

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
	Surface Transport: (continued)
773,063	Quality Distribution, First Lien Term Loan, 5.750%, 08/18/22	$703,487	0.1
1,539,002	V.Group, Term Loan B, 4.750%, 06/30/21	1,535,154	0.3
1,271,813	XPO Logistics, Term Loan B, 5.500%, 10/31/21	1,284,134	0.3
		8,179,177	1.7

	Telecommunications: 8.2%
EUR 1,243,750	Altice International S.A.,EUR Add On, 4.500%, 07/17/22	1,395,968	0.3
3,265,636	Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,015,269	0.6
1,289,362	Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	1,292,747	0.3
1,750,000	Asurion, LLC, Second Lien Term Loan, 8.500%, 03/03/21	1,715,438	0.4
3,007,537	Asurion, LLC,Incremental Tranche B-4 Term Loan, 5.000%, 08/04/22	3,000,331	0.6
1,897,589	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	1,508,583	0.3
5,110,979	Avaya Inc., Term B-7 Loan, 6.250%, 05/29/20	3,746,347	0.8
1,243,750	CommScope, Inc., Tranche 5 Term Loan, 3.750%, 12/29/22	1,247,378	0.3
5,056,763	Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/24/22	5,023,580	1.0
1,680,590	Consolidated Communications, Inc., Term Loan B, 4.250%, 12/23/20	1,684,792	0.3
3,217,710	Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,002,526	0.6
850,000	Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	714,000	0.1
569,494	Hawaiian Telcom Communications, Inc., Term Loan B, 5.250%, 06/06/19	569,748	0.1
1,987,749	Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	1,991,890	0.4
1,984,694	Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/11/20	1,989,225	0.4
1,146,551	Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,094,240	0.2
773,063	T-Mobile USA, Inc., Term Loan B, 3.500%, 11/09/22	779,199	0.2

Principal Amount†	Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Telecommunications: (continued)
2,908,021	U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	$2,779,582	0.6
1,425,000	Windstream Corporation, Term Loan B-6, 5.750%, 04/01/21	1,432,719	0.3
1,854,594	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	1,854,826	0.4
		39,838,388	8.2

		Utilities: 2.1%
997,500	Calpine Corp, Term Loan B-6, 4.000%, 01/15/23	996,461	0.2
1,030,000	Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 12/19/16	1,030,858	0.2
1,637,625	Longview Power, LLC, Term Loan, 7.000%, 04/15/21	1,465,674	0.3
1,969,697	TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,895,833	0.4
962,588	RISEC, Term Loan, 5.750%, 12/19/22	957,775	0.2
1,728,125	Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,661,160	0.3
2,232,155	TPF II Power, LLC, Term Loan, 5.500%, 09/30/21	2,236,805	0.5
		10,244,566	2.1

	Total Senior Loans
	(Cost $647,742,702)	626,071,862	128.8

OTHER CORPORATE DEBT: –%
		Publishing: –%
645,834	& HIBU PLC (fka Yell Group PLC), Facility B2, 0.673%, 03/03/24	–	0.0

	Total Other Corporate Debt
	(Cost $436,063)	–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.7%
231	@	AR Broadcasting (Warrants)	–	0.0
888,534	@,R	Ascend Media (Residual Interest)	–	0.0
2,609	@	Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	1,926,400	0.4
246,734	@	Eagle Topco 2013 Limited	–	0.0
42,798	@	Everyware Global, Inc.	310,286	0.1
8	@	Faith Media Holdings, Inc. (Residual Interest)	–	0.0
845,005	@	Fontainebleau Las Vegas, LLC (Delayed Draw Term Loan-Residual Interest)	–	0.0

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
1,690,010	@	Fontainebleau Las Vegas, LLC (Term Loan B-Residual Interest)	$–	0.0
156,376	@	Longview Power, LLC	781,880	0.2
57,894	@	Millennium Health LLC	224,339	0.0
206,462		Nelson Education	41,292	0.0
106,702	@	Northeast Biofuels (Residual Interest)	–	0.0
110	@	Southcross Holdings G.P.	–	0.0
110	@	Southcross Holdings L.P.- Class A	33,000	0.0
	Total Equities and Other Assets
	(Cost $5,657,314)		3,317,197	0.7

	Total Investments (Cost $653,836,079)		$629,389,059	129.5
	Liabilities in Excess of Other Assets		(143,542,536)	(29.5)
	Net Assets		$485,846,523	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, Principal amount is shown in USD.
@	Non-income producing security
&	Payment-in-kind
R	Restricted Security
(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

EUR	EU Euro

Cost for federal income tax purposes is $653,943,791.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,400,804
Gross Unrealized Depreciation	(27,955,536)
Net Unrealized Depreciation	$(24,554,732)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$3,317,197	$–	$3,317,197
Other Corporate Debt	–	–	–	–
Senior Loans	–	626,071,862	–	626,071,862
Total Investments, at fair value	$–	$629,389,059	$–	$629,389,059

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Other Financial Instruments+
Forward Foreign Currency Contracts	–	232,091	–	232,091
Total Assets	$–	$629,621,150	$–	$629,621,150
Liabilities Table
Other Financial Instruments+
Unfunded commitments	$–	$(126)	$–	$(126)
Forward Foreign Currency Contracts	–	(1,390)	–	(1,390)
Total Liabilities	$–	$(1,516)	$–	$(1,516)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2016, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	EU Euro	1,050,000	Buy	06/23/16	$1,170,518	$1,169,128	$(1,390)
							$(1,390)

State Street Bank	EU Euro	11,960,000	Sell	06/23/16	$13,549,018	$13,316,927	$232,091
							$232,091

 The following unfunded commitments were outstanding as of May 31, 2016:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Kenan Advantage Group, Inc.	$100,404	$(126)	$(126)

Voya Senior Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2016 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2016 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$232,091
Total Asset Derivatives		$232,091

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$1,390
Total Liability Derivatives		$1,390

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2016:

State Street Bank
Assets:
Forward foreign currency contracts	$232,091
Total Assets	$232,091

Liabilities:
Forward foreign currency contracts	$1,390
Total Liabilities	$1,390

Net OTC derivative instruments by counterparty, at fair value	$230,701

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$230,701

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2016